Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Loss for the Years	Net loss for the years ended December 31, 2023 and 2022, was as follows:
	Years ended December 31,
	2023	2022
Domestic	$(9,557,067)	$(27,041,252)
Foreign	(6,081,522)	(8,158,787)
Net Loss	$(15,638,589)	$(35,200,039)

Schedule of Provision for Income Taxes	Provision for income taxes for the years ended December 31, 2023 and 2022, consisted of the following:
	Years ended December 31,
	2023	2022
Current tax provision
Federal	$-	$-
State and local	7,141	10,276
Foreign	67,356	9,985
Total current tax provision	74,497	20,261

Deferred tax provision
Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred tax provision	-	-
Total provision for income taxes	$74,497	$20,261

Schedule of Deferred Tax Assets (Liabilities)	Deferred tax assets (liabilities) consist of the following:
	Years ended December 31,
	2023	2022
Deferred tax assets
Stock options issued for services	$135,604	$-
Net Operating Loss Carryforwards	27,783,834	23,213,473
Section 174 Expenditures	1,243,418	604,219
R&D Tax Credits	6,406,470	2,244,842
Other	469,896	94,384
Total gross deferred tax assets	36,039,222	26,156,918

Less Valuation Allowance	(35,566,934)	(26,156,918)
Net deferred tax assets	472,288	-

Deferred tax liabilities
Fixed Assets	101,757	-
Right of Use Asset	(113,698)	-
Amortization	13,080	-
Unrealized Fx gain (loss)	(473,427)	-
Total gross deferred tax liabilities	(472,288)	-
Net deferred tax liabilities	$-	$-

Schedule of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate	The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows:
	Years ended December 31,
	2023	2022
Federal income tax at the Statutory Rate	21.00%	21.00%
Permanent Items	(0.21)%	(0.95)%
Foreign	7.80%	-%
State Taxes	24.10%	(0.03)%
Return to Provision	0.09%	-%
Other	6.79%	(1.86)%
Change in valuation allowance	(60.27)%	(18.15)%
Total tax benefit	-%	-%